AUGUST 2021 PRIVATE PLACEMENT (Tables)	9 Months Ended
Dec. 31, 2023
August 2021 Private Placement
SCHEDULE OF LOSS BEFORE INCOME TAXES

The Company’s loss before income taxes for the nine months ended December 31, 2023, and fiscal years ended March 31, 2023, and 2022 is as follows:

	Nine months ended	Fiscal years ended
	December 31, 2023	March 31, 2023	March 31, 2023

United States	$(6,173,000)	$(3,526,000)	$(261,000)
Foreign	(225,000)	(82,000)	548,000
	$(6,398,000)	$(3,608,000)	287,000

SCHEDULE OF PROVISION FOR INCOME TAXES

The provision for income taxes for the nine months ended December 31, 2023, and fiscal years ended March 31, 2023, and 2022 is as follows:

	Nine months ended	Fiscal years ended
	December 31, 2023	March 31, 2023	March 31, 2022
Income tax provision:
Current:
Federal	$-	$109,000	$63,000
State	-	-	-
Other	-	(5,000)	-
Hong Kong	-	34,000	-

Total current Federal and State	$-	$138,000	$63,000

Deferred:
Federal	$-	$686,000	$(60,000)
State	-	206,000	54,000

Total Deferred Federal and State	-	892,000	(6,000)

Total income tax provision	$-	$1,030,000	$57,000

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The Company’s net deferred tax assets as of December 31, 2023, and ended March 31, 2023 are as follows:

	December 31,	March 31,
	2023	2023
NOL Federal Carryforward	$1,291,000	$868,000
State NOL Carryforward	470,000	341,000
Inventory differences to inventory valuation	1,173,000	623,000
Stock option compensation expense	159,000	184,000
Right of use liability	1,022,000	118,000
Business interest limitation	151,000	138,000
Allowance for doubtful accounts	45,000	43,000
Reserve for estimated returns	384,000	89,000
Accrued vacation	7,000	14,000
	4,702,000	2,418,000
Less: valuation allowance	(3,600,000)	(2,104,000)
Net deferred tax asset	1,102,000	314,000

Depreciable and amortizable assets	(67,000)	(134,000)
ROU Asset	(1,000,000)	(111,000)
Prepaid expenses	(35,000)	(69,000)

Net deferred tax liability	(1,102,000)	(314,000)

	$-	$-

SCHEDULE OF TAX PROVISION

The actual tax provision differs from the “expected” tax for the nine-month transition period ended December 31, 2023, and the years ended March 31, 2023, and 2022 (computed by applying the U.S. Federal Corporate tax rate of 21 percent to income before taxes) as follows:

	December 31, 2023	March 31, 2023	March 31, 2022

Statutory federal tax rate	$(1,344,000)	$(758,000)	$60,000
Stater tax rate	(326,000)	(174,000)	14,000
Permanent differences	15,000	13,000	10,000
Permanent difference in ERC income	-	(99,000)	-
Tax rate differential on foreign earnings	59,000	21,000	(84,000)
Expiration of net operating loss carryforward	89,000	-	-
Change in valuation allowance	1,495,000	2,026,000	55,000
Other	12,000	1,000	2,000

	$-	$1,030,000	$57,000